Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets, Net [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 11 –	GOODWILL AND INTANGIBLE ASSETS, NET

a.	As for charges, see Note 22a.

Composition and movement:

	Patents	Goodwill	Customer relations, order backlog	Technology (2)	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	32	13,702	20,823	1,126	35,683

Impairment recognized in the year (1)	-	(10,643)	(4,615)	-	(15,258)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(592)	(613)	(34)	(1,240)
Balance as of December 31, 2023	31	2,467	15,595	1,092	19,185

Impairment recognized in the year (1)	-	(571)	(82)	-	(653)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(22)	(99)	(6)	(128)
Balance as of December 31, 2024	30	1,874	15,414	1,086	18,404
Accumulated amortization:

Balance as of January 1, 2023	9	-	5,113	661	5,783
Amortization recognized in the year (1)	9	-	5,278	446	5,733
Adjustments arising from translating financial statements from functional currency to presentation currency	*	-	(199)	(15)	(214)

Balance as of December 31, 2023	18	-	10,192	1,092	11,302
Amortization recognized in the year (1)	6	-	947	-	953
Adjustments arising from translating financial statements from functional currency to presentation currency		-	(56)	(6)	(62)

Balance as of December 31, 2024	24	-	11,083	1,086	12,193

Net balance:

As of December 31, 2024	6	1,874	4,331	-	6,211

As of December 31, 2023	13	2,467	5,403	-	7,883

*)	Less than 1 thousand US dollars.

1)	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.

2)	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under general and administrative expenses.

b.	For the years ended December 31, 2024 and 2023, the criteria for recognition in intangible asset related to development have not been met and therefore all development costs have been recognized as an expense in profit or loss.

c.	In May 2022, the Company entered into an Asset Purchase Agreement with Legacy Technologies Gmbh (“Legacy”) a European cyber firm that has an extensive EMEA distribution network of cyber solutions for major government and enterprise data centers. The acquired assets were mainly comprised of customer relationships of Legacy. The asset acquisition was completed on July 5, 2022. The total consideration for the sale and transfer of the acquired assets was $10,000 thousand in cash and additional contingent consideration of up to $12,000 thousand in restricted share units (RSUs) of the Company subject to compliance of several milestones established in the agreement. Half of the cash consideration was paid at the contract closing and the other half was scheduled to be paid in accordance with the payment terms established in the agreement over 2.5 years. The RSUs were treated as post combination transaction (for further details, please refer to Note 21 – Share-Based Payment).

As of December 31, 2024 and 2023, $5,244 thousand and $5,078 thousand respectively, out of the remaining consideration liability are classified in the balance sheet under line-item Current maturities of other liabilities.

The transaction was analyzed in accordance with IFRS 3 – Business Combinations to first determine whether the acquired assets constitute a business. The Company had applied the concentration test. Based on the concentration test, substantially all of the fair value of the gross assets acquired is concentrated in the customer relationships. As a result, the transaction was treated as asset acquisition.

The following represented the fair value of the identifiable assets as of the acquisition date:

The purchase price allocation was as follows (in thousands):

Technology	500
Customer relationships	9,453
Total consideration	9,953

As of December 31, 2022, the Company identified indicators of impairment since no binding purchase orders had been signed nor significant progress had been made on the purchased customer relationships as was expected upon the purchase date. As a result, management determined that the assets acquired should be fully impaired. As such, for the year ended December 31, 2022, the Company recorded an impairment loss of $8,738 thousand for the assets acquired from Legacy.

d.	Impairment loss of goodwill and intangible assets with defined useful life

For annual impairment testing of goodwill and intangible assets with defined useful life the goodwill and other intangible assets of the Company were allocated to the operating segments which constitute three groups of cash generating units as follow:

●	Comsec Consulting

●	Professional Services

●	Products And Technology

The carrying amount as of December 31, 2024 of the goodwill and the intangible assets which were allocated to each cash-generating unit:

	Professional Services	Consulting	Total

Patents	6	-	6
Goodwill	1,874	-	1,874
Customer relationship, Suppliers relationship and Backlog	924	3,407	4,331
Total	2,804	3,407	6,211

The Company performed its annual impairment tests in December 31, 2024 and 2023, respectively. The recoverable amount of each cash generating unit was assessed using the income approach model.

Products and Technology

The recoverable amount of the Products and Technology cash-generating unit (“CGU”) as of December 31, 2024 have been determined based on a value in use calculation using cash flow projection from financial budget approved by senior management covering a five-year period. The discount rate applied to cash flow projection is 24.5% for Products and Technology cash-generating unit. Cash flows beyond the five-year period are extrapolated using a 3% growth rate. As a result of this analysis, the value in use of the Products and Technology cash-generating unit was determined to be lower than their carrying amounts. Thus an impairment in the amount of $ 571 thousand was recognized in Products and Technology Software CGU. The provision was recorded in impairment of goodwill and intangible assets expenses.

Professional Services

The recoverable amount of the Professional Services CGU as of December 31, 2024 have been determined based on a value in use calculation using cash flow projections from financial budget approved by senior management covering a five-year period. The discount rate applied to cash flow projection is 20% for Professional Services cash-generating unit. Cash flows beyond the five-year period are extrapolated using a 3% growth rate. As a result of this analysis, the value in use of the Professional Services cash-generating unit was determined to be higher than their carrying amounts.

Consulting

The recoverable amount of the consulting a technology platform developed by the Company subsidiary, Comsec Ltd. (“Comsec”), CGUs as of December 31, 2024 have been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The discount rate applied to cash flow projections is 20% for both the Consulting and distribution and Dstorm cash-generating units. Cash flows beyond the five-year period are extrapolated using a 3% growth rate for both cash generating units. As a result of this analysis, the value in use of the Consulting and distribution and Dstorm cash-generating units were determined to be higher of their carrying amounts.

Key assumptions

The calculation of value in use for all of the cash generating units is most sensitive to the following key assumptions:

●	Discount rates

●	Growth rate used for the forecast period and to extrapolate cash flows beyond the forecast period.

Discount rates − Discount rates represent the current market assessment of the risks specific to each cash-generating unit, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segments and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity.